Note B - Summary of Significant Accounting Policies - Fair Value Measurements (Details) - EBP 221935537 001 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Total investments measured at fair value	$ 164,259,013	$ 158,234,086
Fair Value, Inputs, Level 1 [Member]
Total investments measured at fair value	112,561,848	158,234,086
Fair Value, Inputs, Level 2 [Member]
Total investments measured at fair value	0	0
Fair Value, Inputs, Level 3 [Member]
Total investments measured at fair value	0	0
EBP, Employer, Common Stock Fund [Member]
Total investments measured at fair value	9,229,485	17,992,176
EBP, Employer, Common Stock Fund [Member] | Fair Value, Inputs, Level 1 [Member]
Total investments measured at fair value	9,229,485	17,992,176
EBP, Employer, Common Stock Fund [Member] | Fair Value, Inputs, Level 2 [Member]
Total investments measured at fair value	0	0
EBP, Employer, Common Stock Fund [Member] | Fair Value, Inputs, Level 3 [Member]
Total investments measured at fair value	0	0
Mutual Fund [Member]
Total investments measured at fair value	103,332,363	140,241,910
Mutual Fund [Member] | Fair Value, Inputs, Level 1 [Member]
Total investments measured at fair value	103,332,363	140,241,910
Mutual Fund [Member] | Fair Value, Inputs, Level 2 [Member]
Total investments measured at fair value	0	0
Mutual Fund [Member] | Fair Value, Inputs, Level 3 [Member]
Total investments measured at fair value	0	0
Common Collective Trust [Member]
Total investments measured at fair value	$ 51,697,165	0
Common Collective Trust [Member] | Fair Value, Inputs, Level 1 [Member]
Total investments measured at fair value		0
Common Collective Trust [Member] | Fair Value, Inputs, Level 2 [Member]
Total investments measured at fair value		0
Common Collective Trust [Member] | Fair Value, Inputs, Level 3 [Member]
Total investments measured at fair value		$ 0